BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 61.9%
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 1.0%
Embarq Corp., Senior Notes	7.995%	6/1/36	1,280,000		$1,503,002
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		223,212	(a)
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	1,300,000		1,369,088	(a)(b)

Total Diversified Telecommunication Services					3,095,302

Media - 5.1%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,515,000		1,515,977	(b)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	1,190,000	EUR	1,375,940	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	2,365,000		2,512,274	(a)(b)
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000		798,018	(b)
Gray Television Inc., Senior Notes	5.125%	10/15/24	2,315,000		2,384,207	(a)(b)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000		766,263	(a)
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	2,000,000		2,027,710	(a)(b)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	275,000		276,667	(b)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	2,000,000		2,113,690	(a)(b)
TEGNA Inc., Senior Notes	4.625%	3/15/28	1,400,000		1,387,050	(a)(b)

Total Media					15,157,796

Wireless Telecommunication Services - 2.9%
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	2,275,000		2,509,473	(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,330,000		3,027,718	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	2,820,000		2,982,150	(a)

Total Wireless Telecommunication Services					8,519,341

TOTAL COMMUNICATION SERVICES					26,772,439

CONSUMER DISCRETIONARY - 6.6%
Automobiles - 1.3%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	1,145,000		1,215,847	(a)
Ford Motor Co., Senior Notes	8.500%	4/21/23	2,500,000		2,778,987	(a)

Total Automobiles					3,994,834

Hotels, Restaurants & Leisure - 1.7%
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	1,455,000		1,489,040	(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	1,440,000	$1,450,353	(a)(b)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	745,000	740,251	(a)(b)
Wyndham Destinations Inc., Senior Secured Notes	5.750%	4/1/27	1,475,000	1,465,501

Total Hotels, Restaurants & Leisure				5,145,145

Leisure Products - 0.9%
Vista Outdoor Inc., Senior Notes	5.875%	10/1/23	2,515,000	2,524,167	(a)

Specialty Retail - 1.4%
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,185,000	4,300,088	(a)(b)

Textiles, Apparel & Luxury Goods - 1.3%
NIKE Inc., Senior Notes	3.625%	5/1/43	2,237,000	2,782,250	(a)
PVH Corp., Senior Notes	4.625%	7/10/25	1,010,000	1,034,311	(a)(b)

Total Textiles, Apparel & Luxury Goods				3,816,561

TOTAL CONSUMER DISCRETIONARY				19,780,795

CONSUMER STAPLES - 1.2%
Food Products - 1.0%
BRF SA, Senior Notes	3.950%	5/22/23	1,225,000	1,249,372	(a)(b)
BRF SA, Senior Notes	4.875%	1/24/30	1,275,000	1,276,211	(a)(b)
JBS Investments II GmbH, Senior Notes	7.000%	1/15/26	625,000	673,297	(b)

Total Food Products				3,198,880

Personal Products - 0.2%
Edgewell Personal Care Co., Senior Notes	5.500%	6/1/28	475,000	514,845	(b)

TOTAL CONSUMER STAPLES				3,713,725

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Geopark Ltd., Senior Notes	5.500%	1/17/27	1,620,000	1,421,566	(b)
Murphy Oil Corp., Senior Notes	6.875%	8/15/24	2,200,000	2,194,731
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	995,000	809,980
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	1,350,000	1,423,069
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	2,235,000	1,849,518	(b)

TOTAL ENERGY				7,698,864

FINANCIALS - 16.0%
Banks - 8.0%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.750% to 9/27/24 then 5 year Treasury Constant Maturity Rate + 4.967%)	6.750%	9/27/24	225,000	214,671	(c)(d)(e)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	6,345,000	$10,875,764	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	170,000	175,787
CIT Group Inc., Senior Notes	5.000%	8/1/23	615,000	644,981	(a)
Credicorp Ltd., Senior Notes	2.750%	6/17/25	400,000	401,952	(b)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	1,425,000	1,364,901	(c)(d)(e)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	9,000,000	10,365,268	(a)

Total Banks				24,043,324

Capital Markets - 6.4%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	12,000,000	18,047,277
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	1,085,000	1,086,543

Total Capital Markets				19,133,820

Consumer Finance - 1.1%
Ally Financial Inc., Senior Notes	4.250%	4/15/21	1,870,000	1,901,702	(a)
Blackstone/GSO Secured Lending Fund, Senior Notes	3.650%	7/14/23	1,440,000	1,448,317	(b)

Total Consumer Finance				3,350,019

Insurance - 0.5%
Genworth Holdings Inc., Senior Notes	7.200%	2/15/21	735,000	735,827	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	730,000	651,981

Total Insurance				1,387,808

TOTAL FINANCIALS				47,914,971

HEALTH CARE - 4.8%
Health Care Providers & Services - 1.1%
DaVita Inc., Senior Notes	5.000%	5/1/25	1,360,000	1,398,760	(a)
Encompass Health Corp., Senior Notes	5.750%	11/1/24	1,260,000	1,275,882	(a)
Select Medical Corp., Senior Notes	6.250%	8/15/26	560,000	604,263	(a)(b)

Total Health Care Providers & Services				3,278,905

Pharmaceuticals - 3.7%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,440,000	1,488,240	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,010,000	1,074,478	(a)(b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	650,000	716,095	(a)(b)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	3,000,000	3,137,940	(a)(b)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	1,485,000	1,482,988	(a)(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	1,385,000	$1,522,780	(a)(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,815,000	1,660,462	(a)

Total Pharmaceuticals				11,082,983

TOTAL HEALTH CARE				14,361,888

INDUSTRIALS - 2.8%
Airlines - 0.6%
Air Canada, Senior Notes	7.750%	4/15/21	1,735,000	1,758,640	(a)(b)

Commercial Services & Supplies - 0.5%
Harsco Corp., Senior Notes	5.750%	7/31/27	1,375,000	1,446,046	(a)(b)

Industrial Conglomerates - 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	2,425,000	2,568,342

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	440,000	267,439	(a)(b)
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	975,000	1,045,687	(b)

Total Marine				1,313,126

Road & Rail - 0.4%
CSX Corp., Senior Notes	3.800%	11/1/46	1,000,000	1,238,279	(a)

TOTAL INDUSTRIALS				8,324,433

INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 2.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,350,000	1,457,534	(a)(b)
CommScope Inc., Senior Notes	7.125%	7/1/28	495,000	524,685	(b)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,370,000	1,463,413	(a)(b)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	2,200,000	2,259,290	(b)
ViaSat Inc., Senior Notes	5.625%	9/15/25	1,450,000	1,464,652	(b)
ViaSat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,380,620	(b)

Total Communications Equipment				8,550,194

Semiconductors & Semiconductor Equipment - 0.3%
Entegris Inc., Senior Notes	4.375%	4/15/28	750,000	793,845	(a)(b)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,870,000	$1,944,333	(a)(b)
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	1,020,000	1,196,896	(a)(b)

Total Technology Hardware, Storage & Peripherals				3,141,229

TOTAL INFORMATION TECHNOLOGY				12,485,268

MATERIALS - 9.8%
Chemicals - 1.5%
Braskem Netherlands Finance BV, Senior Notes (8.500% to 1/23/26 then 5 year Treasury Constant Maturity Rate + 8.220%)	8.500%	1/23/81	1,440,000	1,461,600	(b)(e)
Tronox Inc., Senior Notes	6.500%	4/15/26	1,825,000	1,833,943	(a)(b)
Tronox Inc., Senior Secured Notes	6.500%	5/1/25	1,200,000	1,283,154	(a)(b)

Total Chemicals				4,578,697

Construction Materials - 0.4%
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	1,180,000	1,260,960	(b)

Containers & Packaging - 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	730,000	763,580	(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,430,000	1,498,311	(b)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	1,465,000	1,517,190	(a)(b)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	2,725,000	2,770,099	(a)(b)
Sealed Air Corp., Senior Notes	4.875%	12/1/22	1,200,000	1,261,218	(a)(b)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	1,150,000	1,268,594	(a)(b)

Total Containers & Packaging				9,078,992

Metals & Mining - 4.2%
Cleveland-Cliffs Inc., Senior Notes	5.750%	3/1/25	740,000	640,563	(a)
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	2,840,000	2,445,950	(a)
Cleveland-Cliffs Inc., Senior Secured Notes	4.875%	1/15/24	720,000	697,424	(b)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	1,585,000	1,772,341	(d)
CSN Resources SA, Senior Notes	7.625%	4/17/26	1,005,000	995,654	(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	2,780,000	2,779,235	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	640,000	643,824	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	1,440,000	1,517,162	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	940,000	$1,008,794
New Gold Inc., Senior Notes	7.500%	7/15/27	100,000	109,125	(b)

Total Metals & Mining				12,610,072

Paper & Forest Products - 0.6%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	1,250,000	1,292,056	(a)(b)
Boise Cascade Co., Senior Notes	4.875%	7/1/30	500,000	532,500	(b)

Total Paper & Forest Products				1,824,556

TOTAL MATERIALS				29,353,277

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
China Evergrande Group, Senior Secured Notes	6.250%	6/28/21	1,450,000	1,419,187	(d)
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	1,135,000	1,194,378	(a)(b)
Iron Mountain US Holdings Inc., Senior Notes	5.375%	6/1/26	870,000	903,547	(a)(b)
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	2,825,000	2,969,033	(b)
Sunac China Holdings Ltd., Senior Secured Notes	8.350%	4/19/23	1,370,000	1,429,401	(d)

TOTAL REAL ESTATE				7,915,546

UTILITIES - 2.2%
Electric Utilities - 1.2%
NRG Energy Inc., Senior Notes	6.625%	1/15/27	925,000	986,475	(a)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	480,000	514,186	(a)(b)
Talen Energy Supply LLC, Senior Notes	6.500%	6/1/25	915,000	616,385
Talen Energy Supply LLC, Senior Secured Notes	7.250%	5/15/27	340,000	354,175	(b)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	1,245,000	1,253,796	(b)

Total Electric Utilities				3,725,017

Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000	691,103	(a)

Independent Power and Renewable Electricity Producers - 0.8%
AES Corp., Senior Secured Notes	3.300%	7/15/25	685,000	736,556	(b)
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	1,480,000	1,557,419	(a)

Total Independent Power and Renewable Electricity Producers				2,293,975

TOTAL UTILITIES				6,710,095

TOTAL CORPORATE BONDS & NOTES (Cost - $166,614,435)				185,031,301

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 38.9%
Brazil - 12.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	38,785,000	BRL	$8,474,344
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	122,900,000	BRL	28,512,198

Total Brazil					36,986,542

India - 7.0%
India Government Bond, Senior Notes	8.170%	12/1/44	1,300,000,000	INR	21,040,110

Indonesia - 8.5%
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	50,000,000,000	IDR	3,775,000
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	120,400,000,000	IDR	9,331,825
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	69,800,000,000	IDR	5,202,012
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	96,900,000,000	IDR	7,237,965

Total Indonesia					25,546,802

Mexico - 7.1%
Mexican Bonos, Senior Notes	7.750%	11/13/42	421,500,000	MXN	21,125,190

South Africa - 0.4%
Republic of South Africa Government International Bond, Senior Notes	5.750%	9/30/49	1,480,000		1,320,363

Spain - 3.4%
Spain Government Bond, Senior Notes	1.000%	10/31/50	8,925,000	EUR	10,191,689	(d)

Ukraine - 0.1%
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	300,000		291,000	(b)

TOTAL SOVEREIGN BONDS (Cost - $134,496,573)					116,501,696

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.0%
U.S. Government Obligations - 24.0%
U.S. Treasury Bonds	3.375%	11/15/48	8,935,000		13,701,090
U.S. Treasury Bonds	2.875%	5/15/49	9,545,000		13,505,056
U.S. Treasury Bonds	2.375%	11/15/49	34,525,000		44,687,623

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $61,852,120)					71,893,769

COLLATERALIZED MORTGAGE OBLIGATIONS(f) -17.7%
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.112%	2/15/50	43,864,289		2,339,304	(e)
BANK, 2017-BNK4 XA, IO	1.411%	5/15/50	4,658,645		312,030	(e)
BBVA RMBS 2 FTA, 2007-2 C (3 mo. EURIBOR + 0.540%)	0.185%	9/17/50	2,000,000	EUR	1,995,655	(d)(e)
Citigroup Commercial Mortgage Trust, 2015-GC29 C	4.157%	4/10/48	3,000,000		2,936,387	(e)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.155%	5/15/36	2,500,000	$2,499,415	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B1 (1 mo. USD LIBOR + 3.900%)	4.072%	9/25/48	1,500,000	1,408,871	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B2 (1 mo. USD LIBOR + 7.750%)	7.922%	9/25/48	5,075,000	4,029,384	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 B2 (1 mo. USD LIBOR + 11.000%)	11.172%	10/25/48	670,000	641,627	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 M2 (1 mo. USD LIBOR + 2.300%)	2.472%	10/25/48	2,150,000	2,067,360	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (1 mo. USD LIBOR + 2.450%)	2.622%	3/25/49	1,546,664	1,515,375	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA4 B2 (1 mo. USD LIBOR + 6.250%)	6.422%	10/25/49	860,000	605,689	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-HQA3 B1 (1 mo. USD LIBOR + 3.000%)	3.172%	9/25/49	6,704,000	6,096,345	(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 2B1 (1 mo. USD LIBOR + 4.100%)	4.272%	3/25/31	2,000,000	1,874,912	(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.272%	7/25/39	230,000	201,543	(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R06 2B1 (1 mo. USD LIBOR + 3.750%)	3.922%	9/25/39	2,000,000	1,578,284	(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.422%	1/25/40	1,025,000	723,253	(b)(e)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
FREMF Mortgage Trust, 2014-K715 C	4.128%	2/25/46	3,100,000		$3,114,345	(b)(e)
FREMF Mortgage Trust, 2015-K720 C	3.393%	7/25/22	1,760,000		1,792,012	(b)(e)
FREMF Mortgage Trust, 2015-K721 C	3.565%	11/25/47	2,330,000		2,358,343	(b)(e)
FREMF Mortgage Trust, 2017-K63 C	3.872%	2/25/50	1,525,000		1,607,627	(b)(e)
GS Mortgage Securities Trust, 2013-GC10 XA, IO	1.494%	2/10/46	14,247,593		474,391	(e)
Hipocat 9 FTA, HIPO-9 C (3 mo. EURIBOR + 0.290%, 0.000% floor)	0.000%	7/15/38	2,100,000	EUR	2,063,346	(d)(e)
IM Pastor FTA, 4 B (3 mo. EURIBOR + 0.190%, 0.000% floor)	0.000%	3/22/44	1,200,000	EUR	814,154	(d)(e)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%, 0.000% floor)	0.000%	3/22/43	7,400,000	EUR	4,075,737	(d)(e)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.199%	11/15/45	400,000		391,990	(e)
Rural Hipotecario IX FTA, 9 B (3 mo. EURIBOR + 0.320%)	0.058%	2/17/50	1,889,002	EUR	1,875,133	(d)(e)
TDA CAM FTA, 9 B (3 mo. EURIBOR + 0.400%)	0.000%	4/28/50	1,300,000	EUR	1,013,885	(d)(e)
TDA Ibercaja 2 Fondo de Titulizacion de Activos, 2 D (3 mo. EURIBOR + 1.500%)	1.047%	10/26/42	341,424	EUR	371,879	(d)(e)
WaMu Commercial Mortgage Securities Trust, 2007-SL3 J	4.208%	3/23/45	1,085,000		1,006,278	(b)(e)
WF-RBS Commercial Mortgage Trust, 2012-C6 XA, IO	2.056%	4/15/45	28,337,783		527,706	(b)(e)
WF-RBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.425%	8/15/46	62,262,459		643,090	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $56,758,079)					52,955,350

CONVERTIBLE BONDS & NOTES - 1.0%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,365,000		2,183,203

MATERIALS - 0.3%
Metals & Mining - 0.3%
Cleveland-Cliffs Inc., Senior Notes	1.500%	1/15/25	795,000		694,945

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,865,353)					2,878,148

ASSET-BACKED SECURITIES - 0.3%
Park Place Securities Inc. Pass-Through Certificates, 2005-WHQ2 M2 (1 mo. USD LIBOR + 0.690%) (Cost - $895,391)	0.862%	5/25/35	893,822		891,312	(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $423,481,951)					430,151,576

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	9

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $9,236,048)	0.009%	9,236,048	$9,236,048

TOTAL INVESTMENTS - 146.9% (Cost - $432,717,999)			439,387,624
Mandatory Redeemable Preferred Stock, at Liquidation Value - (20.1)%			(60,000,000)
Liabilities in Excess of Other Assets - (26.8)%			(80,334,412)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$299,053,212

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
USD	— Unified School District

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

At July 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-BTP	267	9/20	$43,979,600	$46,230,215	$2,250,615
U.S. Treasury Ultra Long-Term Bonds	41	9/20	9,172,077	9,335,188	163,111

					2,413,726

Contracts to Sell:
E-mini S&P 500 Index	139	9/20	21,837,369	22,681,325	(843,956)

Net unrealized appreciation on open futures contracts					$1,569,770

At July 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,728,061	AUD	20,030,000	National Australia Bank Ltd.	8/6/20	$(582,716)
MXN	38,000,000	USD	1,586,083	Citibank N.A.	8/13/20	118,479
USD	8,724,946	MXN	198,700,000	Citibank N.A.	8/13/20	(188,116)
USD	12,301,201	MXN	280,600,000	Goldman Sachs Group Inc.	8/13/20	(285,639)
USD	1,354,992	MXN	31,000,000	HSBC Securities Inc.	8/13/20	(35,571)
USD	1,660,958	MXN	38,000,000	HSBC Securities Inc.	8/13/20	(43,603)
MXN	31,000,000	USD	1,408,671	JPMorgan Chase & Co.	8/13/20	(18,107)
USD	13,376,148	ZAR	223,300,000	HSBC Securities Inc.	8/14/20	332,911
USD	21,093,515	TWD	630,000,000	Barclays Bank PLC	8/26/20	(414,699)
GBP	13,600,000	USD	17,122,237	Citibank N.A.	8/28/20	682,866
USD	8,876,875	GBP	6,800,000	JPMorgan Chase & Co.	8/28/20	(25,676)
EUR	10,590,000	USD	12,038,606	Citibank N.A.	9/2/20	444,596
EUR	19,700,000	USD	22,394,763	Citibank N.A.	9/2/20	827,058
USD	14,289,450	EUR	12,570,000	Citibank N.A.	9/2/20	(527,722)
USD	25,403,613	EUR	21,540,000	JPMorgan Chase & Co.	9/2/20	12,850
EUR	1,130,000	USD	1,274,499	UBS Securities LLC	9/2/20	57,514
EUR	1,510,000	USD	1,713,565	UBS Securities LLC	9/2/20	66,382
USD	19,225,008	INR	1,476,000,000	Barclays Bank PLC	9/14/20	(416,952)
CLP	7,240,000,000	USD	9,416,049	HSBC Securities Inc.	9/15/20	151,464
USD	4,806,799	CLP	3,620,000,000	HSBC Securities Inc.	9/15/20	23,042
NOK	13,440,000	USD	1,425,329	HSBC Securities Inc.	9/17/20	51,587
USD	1,396,755	NOK	13,440,000	JPMorgan Chase & Co.	9/17/20	(80,161)
BRL	64,470,000	USD	12,621,378	HSBC Securities Inc.	10/9/20	(292,795)
USD	11,929,390	BRL	64,470,000	HSBC Securities Inc.	10/9/20	(399,194)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	11

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	23,220,000	USD	4,495,644	JPMorgan Chase & Co.	10/9/20	$(55,288)
IDR	220,900,000,000	USD	14,921,451	JPMorgan Chase & Co.	10/27/20	77,306
USD	29,284,294	IDR	441,900,000,000	JPMorgan Chase & Co.	10/27/20	(720,010)
JPY	1,413,000,000	USD	13,440,579	Citibank N.A.	10/29/20	(77,228)
USD	6,723,071	JPY	706,000,000	HSBC Securities Inc.	10/29/20	46,124

Total						$(1,271,298)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At July 31, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (CCO Holdings LLC/ CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$1,250,000	6/20/21	0.289%	5.000% quarterly	$52,801	$51,328	$1,473
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/20)	2,550,000	6/20/21	0.634%	5.000% quarterly	99,542	81,565	17,977

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	$2,390,000	6/20/22	0.705%	5.000% quarterly	$194,058	$189,665	$4,393
Goldman Sachs Group Inc. (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	2,390,000	6/20/22	1.681%	5.000% quarterly	148,024	178,184	(30,160)
JPMorgan Chase & Co. (Cleveland- Cliffs Inc., 1.500%, due 1/15/25)	1,360,000	6/20/21	6.159%	5.000% quarterly	(13,600)	(31,135)	17,535
JPMorgan Chase & Co. (Occidental Petroleum Corp., 5.550% due 3/15/26)	1,485,000	6/20/21	3.778%	1.000% quarterly	(36,088)	(39,424)	3,336
JPMorgan Chase & Co. (United States Steel Corp., 6.650%, due 6/1/37)	1,245,000	6/20/21	10.637%	5.000% quarterly	(59,033)	43,810	(102,843)
Morgan Stanley & Co. Inc. (CenturyLink Inc., 7.500%, due 4/1/24)	1,625,000	6/20/25	3.165%	1.000% quarterly	(156,285)	(166,637)	10,352

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	13

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (CenturyLink Inc., 7.500%, due 4/1/24)	$1,485,000	6/20/23	2.417%	1.000% quarterly	$(58,502)	$(56,997)	$(1,505)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	815,000	6/20/22	0.828%	1.000% quarterly	2,642	(23,952)	26,594
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	1,210,000	6/20/22	0.828%	1.000% quarterly	3,923	(35,583)	39,506
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	950,000	12/20/22	1.092%	1.000% quarterly	(2,089)	(19,556)	17,467

Total	$18,755,000				$175,393	$171,268	$4,125

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit iTraxx Crossover Index	12,300,000	EUR	6/20/25	5.000% quarterly	$781,192	$626,369	$154,823

See Notes to Schedule of Investments.

14	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities. On April 1, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation

16

Notes to Schedule of Investments (unaudited) (continued)

Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

17

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$185,031,301	—	$185,031,301
Sovereign Bonds	—	116,501,696	—	116,501,696
U.S. Government & Agency Obligations	—	71,893,769	—	71,893,769
Collateralized Mortgage Obligations	—	52,955,350	—	52,955,350
Convertible Bonds & Notes	—	2,878,148	—	2,878,148
Asset-Backed Securities	—	891,312	—	891,312

Total Long-Term Investments	—	430,151,576	—	430,151,576

Short-Term Investments†	$9,236,048	—	—	9,236,048

Total Investments	$9,236,048	$430,151,576	—	$439,387,624

18

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,413,726	—	—	$2,413,726
Forward Foreign Currency Contracts	—	$2,892,179	—	2,892,179
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	500,990	—	500,990
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	154,823	—	154,823

Total Other Financial Instruments	$2,413,726	$3,547,992	—	$5,961,718

Total	$11,649,774	$433,699,568	—	$445,349,342

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$843,956	—	—	$843,956
Forward Foreign Currency Contracts	—	$4,163,477	—	4,163,477
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	325,597	—	325,597

Total	$843,956	$4,489,074	—	$5,333,030

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

19